Revenue and Profit Deferrals (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Solar Wafer Supply Agreement [Member] installment installmentpayments	Sep. 30, 2011 Solar Wafer Supply Agreement [Member]	Jun. 30, 2011 Solar Wafer Supply Agreement [Member]	Dec. 31, 2011 Solar Wafer Supply Agreement [Member] installment installmentpayments	Dec. 31, 2011 Suntech Warrant [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2010 Solar Energy [Member]	Dec. 31, 2011 Solar Energy [Member] Maximum [Member]
Deferred Revenue Arrangement [Line Items]
System Production Guarantee Term									2 years
System Service Contract Term											20 years
Deferred Revenue, Additions									$ 8.4
Deferred revenue recognized	(67.9)	(13.1)	(3.5)	(6.9)	(19.4)	(149.4)	175.7		0.7
Contract Period Terms							10 years
Maximum percentage to purchase equity stake	4.99%
Contract resolution, payment agreement							120.0
Contract resolution, cash deposit				53.0			53.0
Contract Receivable, Due One Year or Less				67.0			67.0
Number Of Installments				4			4
Number of installment payments received from supply agreement				3			3
Deferred revenue prior to the resolution of long-term solar wafer supply								56.4
Deferred Revenue	$ 250.7	$ 199.0		$ 0.7		$ 176.4	$ 0.7		$ 198.8	$ 83.8